Loans and Related Allowance for Loan Losses (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Loans and Related Allowance for Loan Losses [Abstract]
Interest loss on nonaccrual loans	$ 382,000	$ 490,000	$ 472,000
Aggregate amount of demand deposits reclassified as loan balances	36,000	41,000
Troubled debt restructurings specific reserves	86,000
Loan balance in the process of foreclosure	$ 366,000	$ 61,000